Consolidated Balance Sheets - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash and cash equivalents	$ 47,652	$ 1,049,880
Accounts receivable	27,265	364,952
Deposits and prepaid expenses	205,922	371,206
Other current receivables	0	16,801
Total Current Assets	280,839	1,802,839
Total	2,802,391	4,075,176
Other Assets
Deposits	240,934	200,524
Assets Held for Sale	0	1,000
Total Other Assets	240,934	201,524
TOTAL ASSETS	3,324,164	6,079,539
Current Liabilities
Accounts payable and accrued liabilities	963,609	622,331
PIK Note interest accrual	57,334	961,395
Current portion of notes payable	212,134	234,149
Total Current Liabilities	1,233,077	1,817,875
Long-Term Liabilities
Long-term portion of notes payable	0	13,073
PIK Notes payable, net of $9,755,832 and $15,143,123 debt discount, respectively	33,244,605	23,040,093
PIK Note derivative	2,047,264	2,176,552
Total Long-Term Liabilities	35,291,869	25,229,718
TOTAL LIABILITIES	36,524,946	27,047,593
Commitments and Contingencies (Note 14)
Stockholders’ (Deficit)
Preferred stock, $0.001 par value, 10,000,000 shares authorized, none issued and outstanding	0	0
Common stock, $0.001 par value, 400,000,000 shares authorized, 140,763,549 and 108,613,549 shares issued and outstanding at December 31, 2017 and 2016, respectively	140,764	108,614
Additional paid-in capital	71,152,311	68,506,530
Accumulated deficit prior to the exploration stage	(20,009,496)	(20,009,496)
Accumulated deficit during the exploration stage	(84,484,361)	(69,573,702)
Total Stockholders’ (Deficit)	(33,200,782)	(20,968,054)
TOTAL LIABILITIES AND STOCKHOLDERS’ (DEFICIT)	$ 3,324,164	$ 6,079,539